SCHEDULE OF NON-EMPLOYEE STOCK BASED COMPENSATION COSTS IN RELATION TO THE PLAN (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity-classified stock-based compensation expense	¥ 12,709
Liability-classified stock-based compensation expense	5,191
Stock-based compensation expense	¥ 17,900